Note 7 LtSCD by LMU (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LtSCD by LMU [Line Items]
Average LtSCD by LMU	102.00%	99.00%	96.00%
BBVA SA [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	101.00%	100.00%	98.00%
BBVA Mexico [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	115.00%	102.00%	98.00%
Garanti BBVA group [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	90.00%	78.00%	83.00%
Other LMU [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	99.00%	104.00%	96.00%